DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions				3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Feb. 24, 2026 USD ($) $ / shares	Feb. 10, 2026 USD ($) $ / shares	Aug. 07, 2025 USD ($) vote $ / shares shares	Mar. 31, 2026 segment	Dec. 31, 2025 USD ($) vote $ / shares shares	Aug. 06, 2025 USD ($)	Dec. 31, 2025 USD ($) segment vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 08, 2025 $ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of operating segments | segment							3
Number of reportable segments | segment							3
Financial Designation, Predecessor and Successor [Fixed List]							Successor
Film development costs, expense period (in years)							3 years
Finite-lived intangible asset, net					$ 6,238		$ 6,238	$ 194
Allowance for credit losses					10		$ 10	125
Provision for doubtful accounts					10	$ 6		39	$ 26
Advertising and marketing expense					$ 1,200	$ 1,490		$ 2,800	$ 3,250
Mandatory Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares								10.0
FCC licenses
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated weighted average straight-line amortization period					30 years		30 years
Finite-lived intangible asset, net					$ 2,470		$ 2,470
Internally Produced Television and Film Programming
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Period revenue is earned (in years)							10 years
Internally Produced Television Programming Still In Production
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Period revenue is earned (in years)							5 years
Feature Film
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Period revenue is earned (in years)							10 years
Television and Film Libraries, Acquired
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Period revenue is earned (in years)							20 years
Prepaid Expense And Other Assets, Current
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Production tax incentives receivable					900		$ 900
Other Noncurrent Assets
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Production tax incentives receivable					$ 1,200		$ 1,200
Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of operating segments | segment				3
Warner Bros. Discovery, Inc., A Delaware Corporation (“Warner Bros.”) | Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Proposed offer, cash ticking fee (in dollars per share) | $ / shares	$ 0.25	$ 0.25
Proposed offer, repayment of termination fee	$ 7,000	$ 2,800
Paramount Skydance Corporation Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, conversion rate						1
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Paramount Skydance Corporation Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, conversion rate						1
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001	$ 0.001
Votes per share | vote					1		1
Class A Common Stock | Warner Bros. Discovery, Inc., A Delaware Corporation (“Warner Bros.”)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, par value (in dollars per share) | $ / shares										$ 0.01
Proposed offer, share price (in dollars per share) | $ / shares										$ 30.00
Class A Common Stock | Warner Bros. Discovery, Inc., A Delaware Corporation (“Warner Bros.”) | Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Proposed offer, share price (in dollars per share) | $ / shares	$ 31.00
Mandatory Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred stock, percentage (in percent)							5.75%
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated weighted average straight-line amortization period					30 years		30 years
Remaining lease term term (in years)					13 years		13 years
Lease renewal term (in years)					10 years		10 years
Maximum | Television Licensing
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Collection terms for agreements to license programming							5 years
Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated weighted average straight-line amortization period					2 years		2 years
Minimum | Television Licensing
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Collection terms for agreements to license programming							1 year
NAI Equity Investors
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Investment by certain affiliates of existing investors			$ 6,000
Investment by certain affiliates of existing investors, cash-stock election			4,450
Proceeds from PIPE Transaction, net of subscription discount			$ 1,520
NAI Equity Investors | Warner Bros. Discovery, Inc., A Delaware Corporation (“Warner Bros.”) | Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt financing commitments		57,500
Equity commitment		$ 46,600
NAI Equity Investors | Paramount Skydance Corporation Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share price (in dollars per share) | $ / shares			$ 15.00
Warrant issuance (in shares) | shares					200.0		200.0
Warrants price (in dollars per share) | $ / shares			$ 30.50
Warrant expiration period (in years)			5 years
NAI Equity Investors | Maximum | Paramount Skydance Corporation Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock issuance (in shares) | shares			400.0
Skydance Membership Unit And Skydance Phantom Unit Award Holders | Paramount Skydance Corporation Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Issuance, before reduction in connection with tax withholding requirements (in shares) | shares			316.7
Addition of Skydance (in shares) | shares			313.8
Shareholders Other Than NAI Equity Investors | Paramount Skydance Corporation Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, conversion rate			1.5333
Shareholders Other Than NAI Equity Investors | Paramount Skydance Corporation Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash settlement of shares (in dollars per share) | $ / shares			$ 23.00
Shareholders Other Than NAI Equity Investors, NAI Equity Investors, And Other Affiliates | Paramount Skydance Corporation Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash settlement of shares (in dollars per share) | $ / shares			$ 15.00
Common stock, conversion rate			1
Harbor Lights Entertainment, Inc. | Paramount Skydance Corporation Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Votes per share | vote			1
Sale of stock, percentage of ownership after transaction			100.00%
Ellison Family | Paramount Skydance Corporation Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant issuance (in shares) | shares					155.0		155.0
Warrants price (in dollars per share) | $ / shares					$ 30.50		$ 30.50
Warrant expiration period (in years)					5 years		5 years
Ellison Family | Paramount Skydance Corporation Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Sale of stock, percentage of ownership after transaction					77.50%		77.50%